Non-controlling interest -Summarized balance sheet - (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Assets	$ 104,300	$ 71,498
Liabilities	(54,378)	(79,787)
Non-current
Assets	307,147	284,943
Corona
Current
Assets	90,438	78,207
Liabilities	(27,863)	(36,622)
Total current net assets	62,575	41,585
Non-current
Assets	171,884	162,733
Liabilities	(39,915)	(37,519)
Total non-current net assets	131,969	125,214
Net assets	$ 194,544	$ 166,799